VARIABLE INTEREST ENTITIES (Details)	0 Months Ended	12 Months Ended					12 Months Ended
	Sep. 06, 2010 entity	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Huaxing and Chuangfu CNY	Dec. 31, 2013 Consolidated VIEs USD ($)	Dec. 31, 2013 Consolidated VIEs CNY	Dec. 31, 2012 Consolidated VIEs CNY	Dec. 31, 2011 Consolidated VIEs CNY	Dec. 31, 2013 MMC BJ Huaxing and Chuangfu
VARIABLE INTEREST ENTITIES
Number of entities established in Beijing, China	2
Assets and liabilities of VIEs
Amounts due from related parties		$ 23,000	142,000	110,000				$ 16,286,000	98,591,000	54,299,000
Other current assets			10,329,000	10,407,000				21,863,000	132,350,000	59,217,000
Total current assets		83,106,000	503,101,000	466,855,000				38,149,000	230,941,000	113,516,000
Intangible assets, net		13,999,000	84,747,000	90,253,000	95,827,000			924,000	5,592,000	5,950,000
Total assets								39,073,000	236,533,000	119,466,000
Accounts payable		1,733,000	10,491,000	14,168,000				1,000	7,000	5,000
Accrued expenses and other current liabilities		54,186,000	328,034,000	217,694,000				15,030,000	90,985,000	1,558,000
Amounts due to related parties		47,000	282,000	272,000				10,659,000	64,529,000	39,680,000
Total current liabilities		60,184,000	364,339,000	240,673,000				25,690,000	155,521,000	41,243,000
Deferred tax liabilities		2,607,000	15,781,000	16,652,000				231,000	1,399,000	1,667,000
Total liabilities								25,921,000	156,920,000	42,910,000
Net revenue and net income/(loss) of VIEs
Net revenue		144,945,000	877,451,000	748,133,000	604,559,000			1,914,000	11,586,000	4,293,000	698,000
Net income/(loss)		(13,713,000)	(83,020,000)	(53,511,000)	(336,515,000)			153,000	927,000	487,000	(1,863,000)
Cash flow of VIEs
Net cash provided by (used in) operating activities								(3,383,000)	(20,480,000)	(24,636,000)	44,149,000
Net cash provided by (used in) investing activities								(6,426,000)	(38,901,000)	3,657,000	(12,258,000)
Net cash provided by financing activities:								3,048,000	18,450,000	38,000,000	500,000
Net decrease in cash and cash equivalents		(7,506,000)	(45,438,000)	(44,402,000)	(285,197,000)			(6,761,000)	(40,931,000)	17,021,000	32,391,000
Amount of pledge or collateralization related to assets								0
Price to be paid for purchase of equity interest in Huijin							1.0
Aggregate amount of loans to shareholders of VIEs		13,300,000	80,500,000
Registered capitals and PRC statutory reserves		$ 13,300,000	80,500,000	80,500,000		$ 12,900,000
Term of exclusive consulting and service agreement												20 years
Automatic extension period for exclusive consulting and service agreement												20 years
Period required for disagreement in writing prior to expiration of exclusive consulting and service agreement												3 months